SCHEDULE OF CHANGES IN VALUATION ALLOWANCE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	¥ (335,339)	¥ (239,007)	¥ (180,643)
Additions	(107,967)	(96,734)	(60,167)
Decrease upon disposal of a subsidiary		402	1,803
Balance at the end of the year	¥ (443,306)	¥ (335,339)	¥ (239,007)